Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities
Schedule of marketable investment securities, restricted cash and cash equivalents, and other investment securities

	As of
	June 30, 2016	December 31, 2015
	(In thousands)
Marketable investment securities:
Current marketable investment securities	$4,720	$141,335
Restricted marketable investment securities (1)	82,099	82,280
Total marketable investment securities	86,819	223,615

Restricted cash and cash equivalents (1)	275	94

Other investment securities:
Investment in EchoStar preferred tracking stock - cost method	228,795	228,795
Investment in HSSC preferred tracking stock - cost method	87,409	87,409
Other investment securities - cost method	8,167	11,046
Total other investment securities	324,371	327,250

Total marketable investment securities, restricted cash and cash equivalents, and other investment securities	$411,465	$550,959

(1)

Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash, cash equivalents and marketable investment securities” on our Condensed Consolidated Balance Sheets.

	As of December 31,
	2015	2014
	(In thousands)
Marketable investment securities:
Current marketable investment securities	$141,335	$1,401,145
Restricted marketable investment securities (1)	82,280	76,970
Total marketable investment securities	223,615	1,478,115

Restricted cash and cash equivalents (1)	94	10,014

Other investment securities:
Investment in EchoStar preferred tracking stock - cost method	228,795	228,795
Investment in HSSC preferred tracking stock - cost method	87,409	87,409
Other investment securities - cost method	11,046	11,046
Total other investment securities (2)	327,250	327,250

Total marketable investment securities, restricted cash and cash equivalents, and other investment securities	$550,959	$1,815,379

(1)

Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash, cash equivalents and marketable investment securities” on our Consolidated Balance Sheets.

(2)	Other investment securities are included in “Other noncurrent assets, net” on our Consolidated Balance Sheets.

Schedule of components of available-for-sale investments

	As of June 30, 2016				As of December 31, 2015
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities (including restricted):
U. S. Treasury and agency securities	$82,290	$118	$—	$118	$82,124	$2	$(135)	$(133)
Corporate securities	4,529	5	—	5	90,838	3	(174)	(171)
Other	—	—	—	—	17,382	—	(2)	(2)
Equity securities	—	—	—	—	33,271	20,034	—	20,034
Total	$86,819	$123	$—	$123	$223,615	$20,039	$(311)	$19,728

	As of December 31,
	2015				2014
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities (including restricted):
U. S. Treasury and agency securities	$82,124	$2	$(135)	$(133)	$58,254	$7	$(11)	$(4)
Commercial paper	—	—	—	—	65,696	—	—	—
Corporate securities	90,838	3	(174)	(171)	1,247,403	5,608	(145)	5,463
Other	17,382	—	(2)	(2)	55,788	—	—	—
Equity securities	33,271	20,034	—	20,034	50,974	37,737	—	37,737
Total	$223,615	$20,039	$(311)	$19,728	$1,478,115	$43,352	$(156)	$43,196

Schedule of investments measured at fair value on a recurring basis

	As of
	June 30, 2016				December 31, 2015
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalents (including restricted)	$139,869	$115,036	$24,833	$—	$307,406	$25,814	$281,592	$—

Debt securities (including restricted):
U. S. Treasury and agency securities	$82,290	$77,560	$4,730	—	$82,124	$77,328	$4,796	$—
Corporate securities	4,529	—	4,529	—	90,838	—	90,838	—
Other	—	—	—	—	17,382	—	17,382	—
Equity securities	—	—	—	—	33,271	33,271	—	—
Total	$86,819	$77,560	$9,259	$—	$223,615	$110,599	$113,016	$—

	As of December 31,
	2015				2014
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalents (including restricted)	$307,405	$25,814	$281,592	$—	$6,605,274	$258,281	$6,346,993	$—

Debt securities (including restricted):
U. S. Treasury and agency securities	$82,124	$77,328	$4,796	—	$58,254	$42,710	$15,544	$—
Commercial paper	—	—	—	—	65,696	—	65,696	—
Corporate securities	90,838	—	90,838	—	1,247,403	—	1,247,403	—
Other	17,382	—	17,382	—	55,788	—	55,788	—
Equity securities	33,271	33,271	—	—	50,974	50,974	—	—
Total	$223,615	$110,599	$113,016	$—	$1,478,115	$93,684	$1,384,431	$—